Cover Page	Aug. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 30, 2026
Entity Registrant Name	BALLY'S CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38850
Entity Tax Identification Number	20-0904604
Entity Address, Address Line One	100 Westminster Street
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	401
Local Phone Number	475-8474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	BALY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001747079
Amendment Flag	false